Common Shares	12 Months Ended
Jun. 30, 2015
Common Shares

11. Common Shares

The authorized share capital of the Company consists of an unlimited number of no par value common and preferred shares. At June 30, 2015 there are no preferred shares issued and outstanding.

Pursuant to its Dividend Reinvestment Plan (the “Plan”), the Company issued 1,485,040 and 1,458,258 common shares during the fiscal years ended June 30, 2015 and 2014, respectively. The shares issued pursuant to the plan represent non-cash dividends with values of $8.5 million and $8.9 million, for the fiscal years ended June 30, 2015 and 2014, respectively, which have been recorded as a non-cash financing activity in each year. The Plan was established to enable eligible shareholders of the Company to reinvest dividends paid on their common shares to acquire additional common shares of the Company. The common shares issued under the Plan are issued at a price based on the volume weighted average of the closing price of the common shares for the five trading days immediately preceding the relevant dividend date, less a 3% discount.

During the 2015 fiscal year, the Company issued 18,342 common shares, having an approximate value of $0.1 million in connection with the conversion of the Company’s Cdn$ 6.75% Convertible Debentures, which were recorded as a non-cash financing activity (see Note 9).

The Company renewed its normal course issuer bid (“NCIB”) on October 21, 2014. Pursuant to the notice, the Company is permitted to acquire up to a maximum amount of Common Shares equal to the lesser of 4,158,553 Common Shares or the number of Common Shares that can be purchased for an aggregate purchase price of Cdn $5.0 million in the twelve month period commencing October 24, 2014 and ending on October 23, 2015. Under the renewed NCIB, the Company repurchased 161,415 shares with a value of $0.8 million during fiscal year 2015. The Company did not repurchase any shares during the 2014 fiscal year. The Company amended the NCIB in August 2015 (see Note 21).

On March 6, 2015, the Company issued 11,983,000 common shares for total gross cash proceeds of $69.1 million (Cdn $86.3 million) pursuant to the 2015 Bought Deal. The net proceeds of $66.7 million (Cdn $83.2 million) after commission and fees, were used to redeem the remaining $40.1 million in principal amount of Cdn$ 6.75% Convertible Debentures, with the balance used to pay down debt on the Company’s senior credit facility.

On May 8, 2015, the Board of Directors of the Company approved a change in the currency of the monthly dividend to U.S dollars, effective July 1, 2015, with the first U.S. dollar dividend payable August 17, 2015 to shareholders of record on July 31, 2015.

Common shares issued and outstanding are 96,141,516 and 82,816,549 million at June 30, 2015 and 2014, respectively.